LONG-TERM INVESTMENTS, NET (Details) ¥ in Millions	6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2019 USD ($)	Jan. 08, 2019 USD ($)	Jan. 08, 2019 CNY (¥)	Aug. 09, 2018 USD ($)
LONG TERM INVESTMENTS
Long term investments, gross	$ 30,789,836		$ 30,789,836
Impairment on investments	(30,789,836)		(30,789,836)
Impairment charge on long-term investments	0	$ 0
Phoenix intelligent credit
LONG TERM INVESTMENTS
Long term investments, gross	29,189,836		29,189,836
Equity stake acquired (as a percentage)					5.88%	5.88%
Total consideration					$ 29,000,000	¥ 200
Consideration payable				$ 14,289,371
Musketeer
LONG TERM INVESTMENTS
Long term investments, gross	$ 1,600,000		$ 1,600,000
Equity stake acquired (as a percentage)							19.99%
Total consideration							$ 1,600,000